UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number:	811-08611

Legg Mason Charles Street Trust, Inc.

(Name of Registrant)

100 Light Street, Baltimore, MD 21202
(Address of Principal Executive Offices)

Richard M. Wachterman, Esq. Legg Mason & Co., LLC 100 Light Street Baltimore, MD 21202
(Name and address of agent for service)

Registrant’s telephone number, including area code: (410) 539-0000

Date of fiscal year-end: March 31, 2008

Date of reporting period: September 30, 2007

Item 1.	Report to Shareholders.

Batterymarch

U.S. Small Capitalization

Equity Portfolio

Semi-Annual Report to Shareholders

September 30, 2007

Semi-Annual Report to Shareholders

Expense Example

Batterymarch U.S. Small Capitalization Equity Portfolio

As a shareholder of the Fund, you incur ongoing costs, including management fees; distribution and service (12b-1) fees on Financial Intermediary Class shares; and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. The example is based on an investment of $1,000 invested on April 1, 2007, and held through September 30, 2007.

Actual Expenses

The first line for each class in the table below provides information about actual account values and actual expenses for each class. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During the Period” to estimate the expenses you paid on your account if your shares were held through the entire period.

Hypothetical Example for Comparison Purposes

The second line for each class in the table below provides information about hypothetical account values and hypothetical expenses based on the relevant class’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the class’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples for the relevant class that appear in the shareholder reports of other funds.

The expenses shown in the table are meant to highlight your ongoing costs only and do not reflect the effect of the redemption fee, which is a transaction cost.A Therefore, the hypothetical line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds if they have different transaction fees. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value 4/1/07	Ending Account Value 9/30/07	Expenses PaidB During the Period 4/1/07-9/30/07
Institutional Class
Actual	$1,000.00	$1,019.30	$4.00
Hypothetical (5% return before expenses)	1,000.00	1,020.11	4.00

Financial Intermediary Class
Actual	$1,000.00	$1,017.60	$6.07
Hypothetical (5% return before expenses)	1,000.00	1,019.05	6.07

A

A redemption fee of 2% is imposed on all redemptions, including exchanges, of Fund shares redeemed or exchanged within 60 days of purchase. The fee will be paid directly to the Fund to help offset the costs imposed on it by short-term trading.

B

These calculations are based on expenses incurred in the most recent fiscal half-year. The dollar amount shown as "Expenses Paid" is equal to the annualized expense ratios of .79% and 1.20% for the Institutional Class and the Financial Intermediary Class, respectively, multiplied by the average values over the period, multiplied by the number of days in the most recent fiscal half-year (183) and divided by 365.

Semi-Annual Report to Shareholders

Performance Information

Batterymarch U.S. Small Capitalization Equity Portfolio

The graphs which follow compare the Fund’s total returns to the Russell 2000 Index. The graphs illustrate the cumulative total return of an initial $1 million investment for the periods indicated. The line for the Fund represents the total return after deducting all Fund investment management and other administrative expenses and the transaction costs of buying and selling portfolio securities. The line representing the index does not include any transaction costs associated with buying and selling securities in the index or other administrative expenses. Both the Fund’s results and the index’s results assume reinvestment of all dividends and distributions.

Total return measures investment performance in terms of appreciation or depreciation in the Fund’s net asset value per share, plus dividends and any capital gain distributions. It assumes that dividends and distributions were reinvested at the time they were paid. Average annual returns tend to smooth out variations in a fund’s return, so that they differ from actual year-to-year results.

The performance data quoted represents past performance and does not guarantee future results. The performance stated may have been due to extraordinary market conditions, which may not be duplicated in the future. Current performance may be lower or higher than the performance data quoted. To obtain the most recent month-end performance information please call 1-888-425-6432. The investment return and principal value of the Fund will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than the original cost. Calculations assume reinvestment of dividends and capital gain distributions. Performance would have been lower if fees had not been waived in various periods.

The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

A

An unmanaged index comprised of the 2,000 smallest of the 3,000 largest U.S. companies based on market capitalization. Index returns are for periods beginning February 29, 2000. Although it is not possible to invest directly in an index, it is possible to purchase investment vehicles designed to track the performance of certain indexes.

Semi-Annual Report to Shareholders

Performance Information—Continued

The performance data quoted represents past performance and does not guarantee future results. The performance stated may have been due to extraordinary market conditions, which may not be duplicated in the future. Current performance may be lower or higher than the performance data quoted. To obtain the most recent month-end performance information please call 1-888-425-6432. The investment return and principal value of the Fund will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than the original cost. Calculations assume reinvestment of dividends and capital gain distributions. Performance would have been lower if fees had not been waived in various periods. Performance figures for periods shorter than one year represent cumulative figures and are not annualized.

The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

B	Index returns are for the periods beginning December 31, 2002.

Semi-Annual Report to Shareholders

Selected Portfolio PerformanceD

Strongest performers for the quarter ended September 30, 2007E		Weakest performers for the quarter ended September 30, 2007E
1. AMERIGROUP Corp.	+44.9%	1. Steven Madden Ltd.	-42.2%
2. Tempur-Pedic International Inc.	+38.4%	2. Advance America Cash Advance Centers Inc.	-39.3%
3. Omnicell Inc.	+37.3%	3. Korn/Ferry International	-37.1%
4. Medical Action Industries Inc.	+31.0%	4. Winn-Dixie Stores Inc.	-36.1%
5. Priceline.com Inc.	+29.1%	5. ViroPharma Inc.	-35.5%
6. CF Industries Holdings Inc.	+26.8%	6. Alliance One International Inc.	-34.9%
7. Fossil Inc.	+26.7%	7. USA Mobility Inc.	-34.8%
8. LifeCell Corp.	+23.0%	8. Par Pharmaceutical Cos. Inc.	-34.3%
9. Terra Industries Inc.	+23.0%	9. Bluegreen Corp.	-33.7%
10. Team Inc.	+21.8%	10. Spartan Stores Inc.	-31.4%

C	The Fund is actively managed. As a result, the composition of its portfolio holdings and sectors is subject to change at any time.
D	Individual security performance is measured by the change in the security’s price; for stocks, dividends are assumed to be reinvested at the time they are paid.
E	Securities held for the entire period.

Semi-Annual Report to Shareholders

Portfolio of Investments

September 30, 2007 (Unaudited)

(Amounts in Thousands)

Batterymarch U.S. Small Capitalization Equity Portfolio

	% OF NET ASSETS	SHARES		VALUE

Common Stocks and Equity Interests	100.4%

Consumer Discretionary	14.9%

Auto Components	0.9%
American Axle and Manufacturing Holdings Inc.		83		$2,088
Lear Corp.		62		1,994	A
Spartan Motors Inc.		1		18

				4,100

Diversified Consumer Services	1.0%
DeVry Inc.		64		2,369
Sotheby’s		42		1,983

				4,352

Hotels, Restaurants and Leisure	1.6%
Bluegreen Corp.		64		495	A
Monarch Casino and Resort Inc.		78		2,215	A
Texas Roadhouse Inc.		133		1,551	A
WMS Industries Inc.		80		2,652	A

				6,913

Household Durables	1.8%
CSS Industries Inc.		27		953
Jarden Corp.		—	B	—	A,C
Tempur-Pedic International Inc.		100		3,586
Tupperware Brands Corp.		100		3,139

				7,678

Internet and Catalog Retail	1.2%
Priceline.com Inc.		60		5,352	A

Multiline Retail	0.8%
Big Lots Inc.		115		3,420	A

Specialty Retail	3.1%
Aaron Rents Inc.		58		1,287
Asbury Automotive Group Inc.		45		899
Charming Shoppes Inc.		76		639	A
Collective Brands Inc.		163		3,598	A
Rent-A-Center Inc.		75		1,367	A
The Cato Corp.		82		1,668
The Men’s Wearhouse Inc.		80		4,021

				13,479

Textiles, Apparel and Luxury Goods	4.5%
Fossil Inc.		72		2,675	A

Semi-Annual Report to Shareholders

Portfolio of Investments—Continued

Batterymarch U.S. Small Capitalization Equity Portfolio—Continued

	% OF NET ASSETS	SHARES	VALUE

Common Stocks and Equity Interests—Continued

Consumer Discretionary—Continued

Textiles, Apparel and Luxury Goods—Continued
Maidenform Brands Inc.		171	$2,711	A
Oxford Industries Inc.		65	2,337
Perry Ellis International Inc.		72	1,995	A
Phillips-Van Heusen Corp.		89	4,666
Steven Madden Ltd.		69	1,312
The Warnaco Group Inc.		12	473	A
True Religion Apparel Inc.		48	845	A
Wolverine World Wide Inc.		92	2,507

			19,521

Consumer Staples	2.7%

Food and Staples Retailing	0.6%
Ruddick Corp.		17	583
Spartan Stores Inc.		46	1,030
Winn-Dixie Stores Inc.		61	1,141	A

			2,754

Food Products	0.5%
Pilgrim’s Pride Corp.		31	1,066
Sanderson Farms Inc.		26	1,090

			2,156

Personal Products	0.5%
American Oriental Bioengineering Inc.		179	1,992	A

Tobacco	1.1%
Alliance One International Inc.		193	1,265	A
Universal Corp.		32	1,547
Vector Group Ltd.		81	1,821

			4,633

Energy	6.7%

Energy Equipment and Services	3.4%
Complete Production Services Inc.		5	109	A
Dawson Geophysical Co.		11	871	A
Grey Wolf Inc.		266	1,745	A
Gulfmark Offshore Inc.		35	1,688	A
Matrix Service Co.		25	517	A
Oil States International Inc.		44	2,127	A
Parker Drilling Co.		326	2,645	A
W-H Energy Services Inc.		70	5,170	A

			14,872

Semi-Annual Report to Shareholders

	% OF NET ASSETS	SHARES	VALUE

Common Stocks and Equity Interests—Continued

Energy—Continued

Oil, Gas and Consumable Fuels	3.3%
Alon USA Energy Inc.		119	$4,010
Delek US Holdings Inc.		98	2,448
Holly Corp.		81	4,852
Swift Energy Co.		75	3,086	A

			14,396

Financials	12.1%

Capital Markets	0.7%
GFI Group Inc.		20	1,680	A
Greenhill and Co. Inc.		25	1,514

			3,194

Commercial Banks	1.9%
Banner Corp.		24	808
First Regional Bancorp		7	160	A
Great Southern Bancorp Inc.		3	82
Greene Bancshares Inc.		12	452
Lakeland Financial Corp.		4	97
Oriental Financial Group Inc.		30	343
Southwest Bancorp Inc.		27	503
Sterling Bancshares Inc.		138	1,571
SVB Financial Group		54	2,548	A
UMB Financial Corp.		21	883
Vineyard National Bancorp Co.		13	222
Virginia Commerce Bancorp Inc.		12	174	A
West Coast Bancorp		5	136

			7,979

Consumer Finance	2.1%
Advance America Cash Advance Centers Inc.		59	627
Cash America International Inc.		41	1,542
Dollar Financial Corp.		90	2,568	A
EZCORP Inc.		189	2,543	A
First Cash Financial Services Inc.		14	333	A
World Acceptance Corp.		38	1,264	A

			8,877

Insurance	4.3%
Aspen Insurance Holdings Ltd.		121	3,369

Semi-Annual Report to Shareholders

Portfolio of Investments—Continued

Batterymarch U.S. Small Capitalization Equity Portfolio—Continued

	% OF NET ASSETS	SHARES	VALUE

Common Stocks and Equity Interests—Continued

Financials—Continued

Insurance—Continued
CNA Surety Corp.		39	$684	A
Delphi Financial Group Inc.		51	2,080
First Mercury Financial Corp.		39	845	A
National Financial Partners Corp.		48	2,538
Navigators Group Inc.		10	553	A
Platinum Underwriters Holdings Ltd.		85	3,039
Reinsurance Group of America Inc.		40	2,256
RLI Corp.		18	998
SeaBright Insurance Holdings		98	1,680	A
Tower Group Inc.		23	600

			18,642

Real Estate Investment Trusts (REITs)	2.2%
Ashford Hospitality Trust		207	2,079
FelCor Lodging Trust Inc.		162	3,225
National Retail Properties Inc.		144	3,518
OMEGA Healthcare Investors Inc.		25	389
Potlatch Corp.		9	423

			9,634

Real Estate Management and Development	0.9%
Jones Lang LaSalle Inc.		35	3,566
MI Developments Inc.		15	493

			4,059

Health Care	14.8%

Biotechnology	3.1%
Angiotech Pharmaceuticals Inc.		297	1,861	A
Cephalon Inc.		26	1,907	A
Cubist Pharmaceuticals Inc.		150	3,176	A
LifeCell Corp.		71	2,675	A
Ligand Pharmaceuticals Inc.		71	377
OSI Pharmaceuticals Inc.		101	3,429	A

			13,425

Health Care Equipment and Supplies	3.6%
CONMED Corp.		16	445	A
Cutera Inc.		115	3,016	A
Haemonetics Corp.		74	3,677	A

Semi-Annual Report to Shareholders

	% OF NET ASSETS	SHARES	VALUE

Common Stocks and Equity Interests—Continued

Health Care—Continued

Health Care Equipment and Supplies—Continued
IRIS International Inc.		67	$1,294	A
Medical Action Industries Inc.		2	48	A
Mentor Corp.		54	2,482
STERIS Corp.		123	3,348
West Pharmaceutical Services Inc.		26	1,075
Zoll Medical Corp.		16	420	A

			15,805

Health Care Providers and Services	4.4%
Amedisys Inc.		124	4,756	A
AMERIGROUP Corp.		113	3,903	A
Healthspring Inc.		20	396	A
LHC Group Inc.		99	2,122	A
Medcath Corp.		92	2,534	A
Molina Healthcare Inc.		37	1,340	A
Res-Care Inc.		16	363	A
WellCare Health Plans Inc.		33	3,469	A

			18,883

Health Care Technology	0.3%
Omnicell Inc.		47	1,350	A

Life Sciences Tools and Services	1.0%
Pharmanet Development Group Inc.		155	4,500	A

Pharmaceuticals	2.4%
Alpharma Inc.		169	3,602
Aspreva Pharmaceuticals Corp.		78	1,598	A
K-V Pharmaceutical Co.		40	1,153	A
Par Pharmaceutical Cos. Inc.		9	161	A
Perrigo Co.		93	1,994
Sciele Pharma Inc.		44	1,142	A
ViroPharma Inc.		73	651	A

			10,301

Industrials	14.9%

Aerospace and Defense	1.0%
Ceradyne Inc.		54	4,075	A
Triumph Group Inc.		3	261

			4,336

Semi-Annual Report to Shareholders

Portfolio of Investments—Continued

Batterymarch U.S. Small Capitalization Equity Portfolio—Continued

	% OF NET ASSETS	SHARES	VALUE

Common Stocks and Equity Interests—Continued

Industrials—Continued

Air Freight and Logistics	0.4%
Hub Group Inc.		56	$1,685	A

Airlines	0.2%
SkyWest Inc.		33	828

Building Products	0.5%
Lennox International Inc.		70	2,369

Commercial Services and Supplies	6.6%
ABM Industries Inc.		61	1,227
Administaff Inc.		54	1,943
CDI Corp.		10	265
Consolidated Graphics Inc.		17	1,061	A
Deluxe Corp.		91	3,363
Ennis Inc.		18	390
Herman Miller Inc.		117	3,164
IKON Office Solutions Inc.		171	2,197
Interface Inc.		118	2,132
Kelly Services Inc.		12	236
Knoll Inc.		92	1,625
Korn/Ferry International		124	2,046	A
Labor Ready Inc.		74	1,364	A
Spherion Corp.		183	1,515	A
Standard Parking Corp.		24	943	A
Steelcase Inc.		90	1,613
Team Inc.		15	400	A
United Stationers Inc.		37	2,026	A
Volt Information Sciences Inc.		79	1,400	A

			28,910

Electrical Equipment	2.5%
A.O. Smith Corp.		95	4,151
Acuity Brands Inc.		23	1,161
AZZ Inc.		16	556	A
EnerSys		5	95	A
GrafTech International Ltd.		151	2,687	A
The Genlyte Group Inc.		32	2,056	A

			10,706

Machinery	2.5%
Astec Industries Inc.		55	3,187	A

Semi-Annual Report to Shareholders

	% OF NET ASSETS	SHARES	VALUE

Common Stocks and Equity Interests—Continued

Industrials—Continued

Machinery—Continued
Columbus McKinnon Corp.		15	$361	A
Force Protection Inc.		36	783	A
Greenbrier Cos. Inc.		35	924
L.B. Foster Co.		16	687	A
Lincoln Electric Holdings Inc.		23	1,793
Robbins and Myers Inc.		9	538
Wabtec Corp.		67	2,491

			10,764

Marine	0.3%
Horizon Lines Inc.		37	1,121

Trading Companies and Distributors	0.9%
Applied Industrial Technologies Inc.		107	3,314
TransDigm Group Inc.		11	521	A

			3,835

Information Technology	19.4%

Communications Equipment	4.0%
Avocent Corp.		101	2,950	A
Blue Coat Systems Inc.		44	3,450	A
CommScope Inc.		90	4,505	A
Comtech Telecommunications Corp.		83	4,424	A
Netgear Inc.		70	2,123	A

			17,452

Computers and Peripherals	1.7%
Electronics for Imaging Inc.		31	819	A
Novatel Wireless Inc.		108	2,457	A
Quantum Corp.		142	482	A
Synaptics Inc.		68	3,267	A
Xyratex Ltd.		24	464	A

			7,489

Electronic Equipment and Instruments	2.8%
Anixter International Inc.		40	3,276	A
AVX Corp.		109	1,756
Insight Enterprises Inc.		35	901	A
Itron Inc.		17	1,601	A
KEMET Corp.		168	1,234	A

Semi-Annual Report to Shareholders

Portfolio of Investments—Continued

Batterymarch U.S. Small Capitalization Equity Portfolio—Continued

	% OF NET ASSETS	SHARES	VALUE

Common Stocks and Equity Interests—Continued

Information Technology—Continued

Electronic Equipment and Instruments—Continued
SYNNEX Corp.		64	$1,318	A
Technitrol Inc.		57	1,536
Zygo Corp.		54	698	A

			12,320

Internet Software and Services	1.6%
Imergent Inc.		15	330
Interwoven Inc.		101	1,431	A
j2 Global Communications Inc.		52	1,689	A
United Online Inc.		226	3,385

			6,835

IT Services	1.2%
Ciber Inc.		170	1,326	A
ManTech International Corp.		35	1,248	A
MPS Group Inc.		202	2,256	A
Sykes Enterprises Inc.		22	364	A
TNS Inc.		9	148

			5,342

Semiconductors and Semiconductor Equipment	4.4%
Amkor Technology Inc.		256	2,946	A
Cymer Inc.		51	1,942	A
Micrel Inc.		186	2,008
ON Semiconductor Corp.		496	6,230	A
Verigy Ltd.		49	1,216	A
Zoran Corp.		229	4,622	A

			18,964

Software	3.7%
Aspen Technology Inc.		214	3,071	A
Bluephoenix Solutions Ltd.		22	408	A
Jack Henry and Associates Inc.		112	2,891
JDA Software Group Inc.		30	626	A
Mentor Graphics Corp.		78	1,185	A
MICROS Systems Inc.		47	3,045	A
Progress Software Corp.		23	697	A
Sybase Inc.		173	4,006	A

			15,929

Semi-Annual Report to Shareholders

	% OF NET ASSETS	SHARES	VALUE

Common Stocks and Equity Interests—Continued

Materials	9.6%

Chemicals	4.1%
CF Industries Holdings Inc.		70	$5,276
H.B. Fuller Co.		155	4,600
Koppers Holdings Inc.		98	3,787
Terra Industries Inc.		140	4,373	A

			18,036

Construction Materials	0.7%
Eagle Materials Inc.		80	2,861

Containers and Packaging	2.2%
Greif Inc.		57	3,459
Packaging Corp. of America		122	3,544
Rock-Tenn Co.		30	867
Silgan Holdings Inc.		31	1,671

			9,541

Metals and Mining	2.6%
Cleveland-Cliffs Inc.		31	2,736
Commercial Metals Co.		114	3,607
Gerdau Ameristeel Corp.		110	1,309
Reliance Steel and Aluminum Co.		63	3,545

			11,197

Telecommunication Services	2.0%

Diversified Telecommunication Services	1.1%
Alaska Communications Systems Group Inc.		51	733
Cincinnati Bell Inc.		611	3,018	A
PAETEC Holding Corp.		68	843	A

			4,594

Wireless Telecommunication Services	0.9%
Centennial Communications Corp.		142	1,436	A
Syniverse Holdings Inc.		34	539	A
U.S. Cellular Corp.		17	1,670	A
USA Mobility Inc.		30	506

			4,151

Utilities	3.3%

Electric Utilities	1.8%
El Paso Electric Co.		88	2,025	A
Portland General Electric Co.		201	5,599

			7,624

Semi-Annual Report to Shareholders

Portfolio of Investments—Continued

Batterymarch U.S. Small Capitalization Equity Portfolio—Continued

	% OF NET ASSETS	SHARES	VALUE

Common Stocks and Equity Interests—Continued

Utilities—Continued

Gas Utilities	0.9%
Energen Corp.		71	$4,045

Multi-Utilities	0.6%
Black Hills Corp.		66	2,716

Total Common Stocks and Equity Interests (Cost—$386,537)			435,917
Total Investments (Cost—$386,537)D	100.4%		435,917
Other Assets Less Liabilities	(0.4)%		(1,565)

Net Assets	100.0%		$434,352

A	Non-income producing.
B	Amount represents less than 50.
C	Amount represents less than $1.
D

Aggregate cost for federal income tax purposes is substantially the same as book cost. At September 30, 2007, the aggregate gross unrealized appreciation and depreciation of investments for federal income tax purposes were substantially as follows:

Gross unrealized appreciation	$72,759
Gross unrealized depreciation	(23,379)

Net unrealized appreciation	$49,380

See notes to financial statements.

Semi-Annual Report to Shareholders

Statement of Assets and Liabilities

September 30, 2007 (Unaudited)

(Amounts in Thousands)

Batterymarch U.S. Small Capitalization Equity Portfolio

Assets:
Investment securities at market value (Cost—$386,537)		$435,917
Receivable for securities sold		17,151
Receivable for fund shares sold		475
Dividends receivable		261

Total assets		453,804

Liabilities:
Payable for fund shares repurchased	$19,046
Accrued management fee	253
Accrued distribution and service fees	11
Accrued expenses	142

Total liabilities		19,452

Net Assets		$434,352

Net assets consist of:
Accumulated paid-in-capital		$348,859
Undistributed net investment income		629
Accumulated net realized gain on investments		35,484
Unrealized appreciation of investments		49,380

Net Assets		$434,352

Net Asset Value Per Share:
Institutional Class (38,544 shares outstanding)		$11.25
Financial Intermediary Class (59 shares outstanding)		$11.09

See notes to financial statements.

Semi-Annual Report to Shareholders

Statement of Operations

For the Six Months Ended September 30, 2007 (Unaudited)

(Amounts in Thousands)

Batterymarch U.S. Small Capitalization Equity Portfolio

Investment Income:
Dividends	$2,730
Interest	94
Less: Foreign taxes withheld	(1)

Total income		$2,823

Expenses:
Management fees	1,832
Distribution and service fees:
Financial Intermediary Class	1
Audit and legal fees	27
Custodian fees	72
Directors’ fees and expenses	28
Registration fees	15
Reports to shareholders	54
Transfer agent and shareholder servicing expense:
Institutional Class	8
Financial Intermediary Class	5
Other expenses	39

	2,081
Less: Expenses reimbursed	(4)

Net expenses		2,077

Net Investment Income		746

Net Realized and Unrealized Gain/(Loss) on Investments:
Net realized gain on investments	37,226
Change in unrealized appreciation/depreciation of investments	(23,841)

Net Realized and Unrealized Gain on Investments		13,385

Change in Net Assets Resulting From Operations		$14,131

See notes to financial statements.

Semi-Annual Report to Shareholders

Statement of Changes in Net Assets

(Amounts in Thousands)

Batterymarch U.S. Small Capitalization Equity Portfolio

	FOR THE SIX MONTHS ENDED 9/30/07	FOR THE YEAR ENDED 3/31/07
Change in Net Assets:	(Unaudited)
Net investment income	$746	$1,211
Net realized gain	37,226	82,525
Change in unrealized appreciation/depreciation	(23,841)	(98,974)

Change in net assets resulting from operations	14,131	(15,238)
Distributions to shareholders from:
Net investment income:
Institutional Class	(525)	(772)
Net realized gain on investments:
Institutional Class	(20,970)	(54,053)
Financial Intermediary Class	(27)	(768)
Change in net assets from fund share transactions:
Institutional Class	(115,214)	(336,020)
Financial Intermediary Class	(4)	(9,641)

Change in net assets	(122,609)	(416,492)

Net Assets:
Beginning of period	556,961	973,453

End of period	$434,352	$556,961

Undistributed net investment income	$629	$408

See notes to financial statements.

Semi-Annual Report to Shareholders

Financial Highlights

Batterymarch U.S. Small Capitalization Equity Portfolio

For a share of each class of capital stock outstanding:

Institutional Class:

	SIX MONTHS ENDED SEPTEMBER 30, 2007		YEARS ENDED MARCH 31,
			2007		2006	2005	2004	2003
	(Unaudited)
Net asset value, beginning of period	$11.48		$12.43		$11.61	$11.90	$8.09	$10.27

Investment operations:
Net investment income	.02	A	.02	A	.02	.01	.01	.04
Net realized and unrealized gain/(loss)	.22		.05		2.21	.58	4.05	(2.18)

Total from investment operations	.24		.07		2.23	.59	4.06	(2.14)

Distributions from:
Net investment income	(.01)		(.01)		(.02)	(.01)	(.02)	(.04)
Net realized gain on investments	(.46)		(1.01)		(1.39)	(.87)	(.23)	—

Total distributions	(.47)		(1.02)		(1.41)	(.88)	(.25)	(.04)

Net asset value, end of period	$11.25		$11.48		$12.43	$11.61	$11.90	$8.09

Total return	1.93	%B	.88%		20.95%	5.87%	50.52%	(20.87)%

Ratios to Average Net Assets:C
Total expenses	.79	%D	.79%		.75%	.76%	.81%	.87%
Expenses net of waivers, if any	.79	%D	.79%		.75%	.76%	.81%	.87%
Expenses net of all reductions	.79	%D	.79%		.75%	.76%	.81%	.87%
Net investment income	.29	%D	.17%		.16%	.13%	.15%	.59%

Supplemental Data:
Portfolio turnover rate	31.0	%B	84.7%		152.9%	175.0%	141.1%	119.4%

Net assets, end of period (in thousands)	$433,697		$556,288		$962,303	$667,045	$565,130	$209,376

A	Computed using average daily shares outstanding.
B	Not annualized.
C

Total expenses reflects operating expenses prior to any contractual expense waivers and/or compensating balance credits. Expenses net of waivers reflects total expenses before compensating balance credits but net of any voluntary expense waivers. Expenses net of all reductions reflects expenses less any compensating balance credits and/or contractual expense waivers.

D	Annualized.

See notes to financial statements.

Semi-Annual Report to Shareholders

Financial Intermediary Class:

	SIX MONTHS ENDED SEPTEMBER 30, 2007		YEARS ENDED MARCH 31,
			2007		2006	2005	2004		2003E
	(Unaudited)
Net asset value, beginning of period	$11.33		$12.32		$11.56	$11.88	$8.09		$8.47

Investment operations:
Net investment income/(loss)	(.02	)A	(.02	)A	(.04)	(.03)	(.01)		—	F
Net realized and unrealized gain/(loss)	.24		.04		2.19	.58	4.03		(.38)

Total from investment operations	.22		.02		2.15	.55	4.02		(.38)

Distributions from:
Net investment income	—		—		—	—	—	F	—
Net realized gain on investments	(.46)		(1.01)		(1.39)	(.87)	(.23)		—

Total distributions	(.46)		(1.01)		(1.39)	(.87)	(.23)		—

Net asset value, end of period	$11.09		$11.33		$12.32	$11.56	$11.88		$8.09

Total return	1.76	%B	.43%		20.29%	5.42%	50.01%		(4.49	)%B

Ratios to Average Net Assets:C
Total expenses	2.45	%D	1.30%		1.22%	1.20%	1.06%		1.10	%D
Expenses net of waivers, if any	1.20	%D	1.20%		1.20%	1.20%	1.06%		1.10	%D
Expenses net of all reductions	1.20	%D	1.20%		1.20%	1.20%	1.06%		1.10	%D
Net investment income (loss)	(.13	)%D	(.20)%		(.28)%	(.31)%	(.33)%		.14	%D

Supplemental Data:
Portfolio turnover rate	31.0	%B	84.7%		152.9%	175.0%	141.1%		119.4	%D

Net assets, end of period (in thousands)	$655		$673		$11,150	$11,031	$11,286		$688

E	For the period January 9, 2003 (commencement of operations) to March 31, 2003.
F	Amount represents less than $.01 per share.

See notes to financial statements.

Semi-Annual Report to Shareholders

Notes to Financial Statements

(Amounts in Thousands) (Unaudited)

1. Organization and Significant Accounting Policies:

The Legg Mason Charles Street Trust, Inc. (“Corporation”), of which Batterymarch U.S. Small Capitalization Equity Portfolio (“Fund”) is a separate series, is registered under the Investment Company Act of 1940, as amended (“1940 Act”), as an open-end diversified management investment company.

The Fund offers two classes of shares: Institutional Class and Financial Intermediary Class. Effective March 1, 2004, both classes of the Fund were closed to new investors. The income and expenses of the Fund are allocated proportionately to each class based on daily net assets, except for Rule 12b-1 distribution and service fees, which are charged only on Financial Intermediary Class shares, and transfer agent and shareholder servicing expenses, which are determined separately for each class.

Preparation of the financial statements in accordance with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates. The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements:

Security Valuation

Equity securities traded on national securities exchanges are valued at the last quoted sales price, except securities traded on the Nasdaq Stock Market, Inc. (“NASDAQ”), which are valued in accordance with the NASDAQ Official Closing Price. Over the counter securities are valued at the mean between the latest bid and asked prices as furnished by dealers who make markets in such securities or by an independent pricing service. Fixed income securities for which market quotations are readily available are valued at current market value.

The Fund’s securities are valued on the basis of readily available market quotations or, lacking such quotations, at fair value as determined under policies approved by and under the general oversight of the Board of Directors. In determining fair value, all relevant qualitative and quantitative factors known to the Fund are considered. These factors are subject to change over time and are reviewed periodically. The Fund may use fair value pricing instead of market quotations to value one or more securities if the Fund believes that, because of special circumstances, doing so would more accurately reflect the prices the Fund would expect to realize on the current sale of those securities. Further, because of the inherent uncertainty of fair valuation, those estimated values may differ significantly from quoted or published values or from the values that would have been used had a ready market for the investments existed, and the differences could be material.

Security Transactions

Security transactions are accounted for as of the trade date. Realized gains and losses from security transactions are reported on an identified cost basis for both financial reporting and federal income tax purposes.

For the six months ended September 30, 2007, security transactions (excluding short-term investments) were:

Purchases	Proceeds From Sales
$158,474	$290,042

Foreign Currency Translation

Assets and liabilities initially expressed in non-U.S. currencies are translated into U.S. dollars using currency exchange rates determined prior to the close of trading on the New York Stock Exchange, usually at 2:00 p.m. Eastern time. Purchases and sales of securities and income and expenses are translated into U.S. dollars at the prevailing market rates on the dates of such transactions. The effects of changes in non-U.S. currency exchange rates on investment securities and other assets and liabilities are included with the net realized and unrealized gain or loss on investment securities.

Repurchase Agreements

The Fund may engage in repurchase agreement transactions. Under the terms of a typical repurchase agreement, a fund takes possession of an underlying debt obligation subject to an obligation of the seller to repurchase, and of the fund to resell, the debt

Semi-Annual Report to Shareholders

obligation at an agreed-upon price and time, thereby determining the yield during a fund’s holding period. This arrangement results in a fixed rate of return that is not subject to market fluctuations during the Fund’s holding period. The value of the collateral is at all times at least equal to the total amount of the repurchase obligation, including interest. In the event of counterparty default, a fund has the right to use the collateral to satisfy the terms of the repurchase agreement. However, there could be potential loss to the fund in the event the fund is delayed or prevented from exercising its right to dispose of the collateral securities, including the risk of a possible decline in the value of the collateral securities during the period in which the fund seeks to assert its rights. The Fund’s investment adviser reviews the value of the collateral and the creditworthiness of those banks and dealers with which the Fund enters into repurchase agreements to evaluate potential risks.

Investment Income and Distributions to Shareholders

Interest income and expenses are recorded on the accrual basis. Bond premiums and discounts are amortized for financial reporting and federal income tax purposes. Dividend income is recorded on the ex-dividend date. Distributions from net investment income, if available, are determined at the class level and paid annually. Distributions from net realized gains, which are calculated at the Fund level, are declared and paid annually in June, if available. An additional distribution may be made in December, to the extent necessary, in order to comply with federal excise tax requirements. Distributions are determined in accordance with federal income tax regulations which may differ from those determined in accordance with accounting principles generally accepted in the United States of America. Accordingly, periodic reclassifications are made within the Fund’s capital accounts to reflect income and or gains available for distribution under federal income tax regulations.

Compensating Balance Credits

The Fund has an arrangement with its custodian bank, whereby a portion of the custodian’s fee is paid indirectly by credits earned on the Fund’s cash on deposit with the bank. This deposit arrangement is an alternative to purchasing overnight investments.

Other

In the normal course of business, the Fund enters into contracts that provide general indemnifications. The Fund’s maximum exposure under these arrangements is dependent upon claims that may be made against the Fund in the future and, therefore, cannot be estimated; however, based on experience, the risk of material loss from such claims is considered remote.

2. Federal Income Taxes:

It is the Fund’s policy to comply with the federal income and excise tax requirements of the Internal Revenue Code of 1986, as amended, applicable to regulated investment companies. Accordingly, the Fund intends to distribute substantially all of its income and net realized gains on investments, if any, to shareholders each year. Therefore, no federal income tax provision is required in the Fund’s financial statements. Under the applicable foreign tax laws, a withholding tax may be imposed on interest, dividends and capital gains at various rates. Because federal income tax regulations differ from accounting principles generally accepted in the United States of America, income and capital gains distributions determined in accordance with tax regulations may differ from net investment income and realized gains recognized for financial reporting purposes. Accordingly, the character of distributions and composition of net assets for tax purposes may differ from those reflected in the accompanying financial statements. The amount and character of tax-basis distributions and composition of net assets are finalized at fiscal year-end; accordingly, tax-basis balances have not been determined as of September 30, 2007.

3. Transactions With Affiliates:

The Fund has an investment management agreement with Legg Mason Fund Adviser, Inc. (“LMFA”). Pursuant to the agreement, LMFA provides the Fund with management and administrative services for which the Fund pays a fee, computed daily and payable monthly, at an annual rate of 0.70% of the Fund’s average daily net assets.

Batterymarch Financial Management, Inc. (“Batterymarch”) serves as investment adviser to the Fund pursuant to an investment advisory agreement with LMFA. The investment adviser is responsible, subject to the general supervision of the Board of Directors and LMFA for the actual investment activity of the Fund. To the extent LMFA receives a management fee after taking into account its contractual obligation to limit expenses as discussed below, LMFA will pay Batterymarch the entire management fee it receives from the Fund.

Semi-Annual Report to Shareholders

Notes to Financial Statements—Continued

Under the terms of the management agreement, LMFA has contractually agreed, until August 1, 2008, to waive its fees and reimburse other expenses in any month to the extent the Fund’s expenses, as a percentage of average daily net assets (exclusive of taxes, interest, brokerage and extraordinary expenses), exceed during that month the annual rate of 0.95% for the Institutional Class and 1.20% for the Financial Intermediary Class. Any amounts waived or reimbursed in a particular fiscal year will be subject to repayment by the Fund to LMFA to the extent that, from time to time during the next three fiscal years, the repayment will not cause the Fund’s expenses to exceed the limit, if any, imposed by LMFA at that time. Pursuant to this agreement, at September 30, 2007, management and distribution and service fees waived or reimbursed in the amount of $11 remain subject to repayment by the Fund.

Legg Mason Investor Services, LLC (“LMIS”) serves as the distributor of the Fund. The Rule 12b-1 plan for the Financial Intermediary Class of the Fund provides for payments of distribution and service fees to LMIS at an annual rate of up to 0.40% of the Class’s average daily net assets subject to the authority of the Board of Directors to set a lower amount. The Board of Directors of the Fund has currently approved payments under this plan of 0.25% of average daily net assets.

Service Fee
Financial Intermediary Class	0.25%

Batterymarch, LMFA and LMIS are corporate affiliates and wholly owned subsidiaries of Legg Mason, Inc.

Under a Deferred Compensation Plan (the “Plan”), directors may elect to defer receipt of all or a specified portion of their compensation. A participating director may select one or more funds in which his or her deferred director’s fees will be deemed to be invested. Deferred amounts remain in the Fund until distributed in accordance with the Plan.

4. Line of Credit:

The Fund, along with certain other Legg Mason Funds, participates in a $400 million line of credit (“Credit Agreement”) to be used for temporary or emergency purposes. Pursuant to the Credit Agreement, each participating fund is liable only for principal and interest payments related to borrowings made by that fund. Borrowings under the Credit Agreement bear interest at a rate equal to the prevailing federal funds rate plus the federal funds rate margin. The Fund did not utilize the line of credit during the period ended September 30, 2007.

5. Fund Share Transactions:

At September 30, 2007, there were 500 million shares authorized at $0.001 par value for each of the Institutional and Financial Intermediary Classes shares of the Fund. Share transactions were as follows (Amounts in Thousands):

	Six Months Ended September 30, 2007		Year Ended March 31, 2007
	Shares	Amount	Shares	Amount
Institutional Class
Shares sold	1,128	$13,089	6,132	$70,753
Shares issued on reinvestment	1,803	21,439	4,814	53,966
Shares repurchased	(12,861)	(149,742)	(39,880)	(460,739)

Net Decrease	(9,930)	$(115,214)	(28,934)	$(336,020)

Financial Intermediary Class
Shares sold	2	$17	173	$2,026
Shares issued on reinvestment	2	27	69	768
Shares repurchased	(4)	(48)	(1,088)	(12,435)

Net Increase (Decrease)	—	$(4)	(846)	$(9,641)

Semi-Annual Report to Shareholders

6. Recent Accounting Pronouncements:

In June 2006, the Financial Accounting Standards Board (“FASB”) issued FASB Interpretation 48 (“FIN 48”), Accounting for Uncertainty in Income Taxes—an interpretation of FASB Statement 109. FIN 48 supplements FASB Statement 109, Accounting for Income Taxes and establishes financial reporting rules regarding recognition, measurement, presentation, and disclosure in its financial statements of tax positions that a fund has taken or expects to take on a tax return. Management has evaluated the impact of FIN 48 on the Fund and has determined that the adoption of FIN 48 has not had a material impact on the Fund financial statements. FIN 48 became effective for fiscal periods beginning after December 15, 2006. Management adopted FIN 48 on June 29, 2007. There was no material impact to the financial statements or disclosures thereto as a result of the adoption of this pronouncement.

On September 20, 2006, the FASB released Statement of Financial Accounting Standards No. 157 “Fair Value Measurements” (“FAS 157”). FAS 157 establishes an authoritative definition of fair value, sets out a framework for measuring fair value, and requires additional disclosures about fair-value measurements. The application of FAS 157 is required for fiscal years beginning after November 15, 2007, and interim periods within those fiscal years. At this time, management is evaluating the implications of FAS 157 and its impact on the financial statements has not yet been determined.

Batterymarch U.S. Small Capitalization Equity Portfolio

Investment Manager

Legg Mason Fund Adviser, Inc.

Investment Adviser

Batterymarch Financial Management, Inc.

Boston, MA

Transfer Agent

Boston Financial Data Services

Braintree, MA

Custodian

State Street Bank & Trust Company

Boston, MA

Counsel

Kirkpatrick & Lockhart Preston Gates Ellis LLP

Washington, DC

Independent Registered Public Accounting Firm

PricewaterhouseCoopers LLP

Baltimore, MD

Information about the policies and procedures that Batterymarch U.S. Small Capitalization Equity Portfolio uses to determine how to vote proxies relating to its portfolio securities is contained in the Statement of Additional Information, available without charge upon request by calling 1-888-425-6432 or on the Securities and Exchange Commission’s (“SEC”) website (http://www.sec.gov).

Information regarding how Batterymarch U.S. Small Capitalization Equity Portfolio voted proxies relating to portfolio securities during the most recent twelve-month period ended June 30 is also available on the SEC’s website or on the Fund’s website at www.lminstitutionalfunds.com/fund_information/fund_literature/gbl_literature/proxy_report.asp.

The Fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. You may obtain a free copy of the Fund’s portfolio holdings, as filed on Form N-Q, by contacting the Fund at the appropriate phone number, address or website listed below. Additionally, the Fund’s Form N-Q is available on the SEC’s website or may be reviewed and copied at the SEC’s Public Reference Room in Washington D.C. Information about the operation of the Public Reference Room can be obtained by calling 1-800-SEC-0330.

This report must be preceded or accompanied by a free prospectus. Investors should consider the Fund’s investment objectives, risks, charges, and expenses carefully before investing. The prospectus contains this and other important information about the Fund. For a free prospectus for this or any other Legg Mason fund, visit www.leggmasonfunds.com. Please read the prospectus carefully before investing.

Legg Mason Investor Services, LLC, Distributor

A Legg Mason, Inc. subsidiary

100 Light Street

P.O. Box 17635

Baltimore, MD 21297-1635

888-425-6432

TN07-1119/S (11/07)

Global Opportunities

Bond Fund

Semi-Annual Report to Shareholders

September 30, 2007

Semi-Annual Report to Shareholders

Expense Example

Global Opportunities Bond Fund

As a shareholder of the Fund, you incur ongoing costs, including management fees and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. The example is based on an investment of $1,000 invested on April 1, 2007, and held through September 30, 2007.

Actual Expenses

The first line of the table below provides information about actual account values and actual expenses for the Fund. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During the Period” to estimate the expenses you paid on your account if your share were held through the entire period.

Hypothetical Example for Comparison Purposes

The second line in the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

The expenses shown in the table are meant to highlight your ongoing costs only and do not reflect the effect of the redemption fee, which is a transaction cost.A Therefore, the hypothetical line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds if they have different transaction fees. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value 4/1/07	Ending Account Value 9/30/07	Expenses PaidB During the Period 4/1/07 to 09/30/07
Institutional Class
Actual	$1,000.00	$1,064.70	$3.36
Hypothetical (5% return before expenses)	1,000.00	1,021.81	3.29

A

A redemption fee of 2% is imposed on all redemptions, including exchanges, of Fund shares redeemed or exchanged within 60 days of purchase. The fee will be paid directly to the Fund to help offset the costs imposed on it by short-term trading.

B

These calculations are based on expenses incurred in the most recent fiscal half-year. The dollar amounts shown as “Expenses Paid” are equal to the annualized expense ratio of .65% for the Institutional Class, multiplied by the average values over the period, multiplied by the number of days in the most recent fiscal half-year (183 days), and divided by 365.

1

Semi-Annual Report to Shareholders

Performance Information

The graphs which follow compare the Fund’s total returns to the Citigroup World Government Bond Index. The graphs illustrate the cumulative total return of an initial $1 million investment for the periods indicated. The line for the Fund represents the total return after deducting all Fund investment management and other administrative expenses and the transaction costs of buying and selling portfolio securities. The line representing the index does not include any transaction costs associated with buying and selling securities in the index or other administrative expenses. Both the Fund’s results and the index’s results assume reinvestment of all dividends and distributions.

Total return measures investment performance in terms of appreciation or depreciation in the Fund’s net asset value per share, plus dividends and any capital gain distributions. Average annual returns tend to smooth out variations in a fund’s return, so that they differ from actual year-to-year results.

The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

A	Index returns are periods beginning October 31, 2006.

2

Semi-Annual Report to Shareholders

Performance Information—Continued

Portfolio Composition (as of September 30, 2007)B

Standard & Poor’s Debt RatingsC

(as a percentage of the portfolio)

Maturity Schedule (as a percentage of the portfolio)

B	The Fund is actively managed. As a result, the composition of its portfolio holdings and sectors is subject to change at any time.
C	Standard & Poor’s Ratings Services provide capital markets with credit ratings for the evaluation and assessment of credit risk.

3

Semi-Annual Report to Shareholders

Portfolio of Investments

September 30, 2007 (Unaudited)

(Amounts in Thousands)

Global Opportunities Bond Fund

	RATE	MATURITY DATE	PAR†	VALUE

Long-Term Securities—95.1%
U.S. Government and Agency Obligations—12.5%

Fixed Rate Securities—12.5%
Federal National Mortgage Association	6.000%	4/18/36	$7,640	$7,821
United States Treasury Bonds	6.500%	11/15/26	5,330	6,388
United States Treasury Bonds	5.375%	2/15/31	7,909	8,466

Total U.S. Government and Agency Obligations (Cost—$22,387)				22,675
Foreign Government Obligations—71.8%
Bank Negara Monetary Note	3.067%	5/22/08	5,100 MYR	1,492
Canadian Government Bond	6.000%	6/1/11	7,670 CAD	8,191
Federative Republic of Brazil	12.500%	1/5/16	12,635 BRL	8,022
Government of Canada	0.000%	11/29/07	300 CAD	302	A
Government of Canada	0.000%	8/7/08	337 CAD	330	A
Government of Canada	0.000%	9/4/08	756 CAD	738	A
Government of Indonesia	11.000%	11/15/20	17,805,000 IDR	2,137
Government of Indonesia	10.000%	9/15/24	14,450,000 IDR	1,603
Government of Malaysia	3.756%	4/28/11	2,350 MYR	694
Government of Malaysia	3.718%	6/15/12	13,655 MYR	4,026
Government of New Zealand	6.000%	4/15/15	2,635 NZD	1,951
Government of Poland	5.750%	6/24/08	33,390 PLN	12,691
Government of Singapore	1.500%	4/1/08	7,552 SGD	5,067
Government of Singapore	4.375%	1/15/09	9,975 SGD	6,914
Government of Singapore	2.625%	4/1/10	390 SGD	266
Government of Sweden	6.500%	5/5/08	33,335 SEK	5,253
Government of Sweden	4.000%	12/1/09	75,870 SEK	11,756
Kingdom of Norway	5.500%	5/15/09	43,925 NOK	8,226
Mexican Bonos	8.000%	12/19/13	85,120 MXN	7,866
New South Wales Treasury Corp.	6.000%	5/1/12	7,170 AUD	6,156
New South Wales Treasury Corp.	5.500%	3/1/17	12,210 AUD	9,979
Province of Ontario	6.250%	6/16/15	730 NZD	509
Queensland Treasury Corp.	6.000%	10/14/15	8,025 AUD	6,852
Republic of South Africa	10.000%	2/28/08	1,287 ZAR	187
Republic of South Africa	10.000%	2/28/09	1,287 ZAR	189
Republic of South Africa	13.000%	8/31/10	48,282 ZAR	7,737
United Kingdom Treasury Bond	4.750%	9/7/15	3,490 GBP	7,016
United Kingdom Treasury Bond	4.000%	9/7/16	2,395 GBP	4,548

Total Foreign Government Obligations (Cost—$125,385)				130,698

4

Semi-Annual Report to Shareholders

	RATE	MATURITY DATE	PAR†	VALUE

Long-Term Securities—Continued
Yankee BondsB—1.8%

Electronic Equipment and Instruments—0.4%
Tyco Electronics Group SA	6.550%	10/1/17	$360	$365	C
Tyco Electronics Group SA	7.125%	10/1/37	450	466	C
Pharmaceuticals—1.4%
AstraZeneca PLC	6.450%	9/15/37	2,430	2,520

Total Yankee Bonds (Cost—$3,253)				3,351
Corporate Bonds and Notes—6.8%

Capital Markets—0.5%
The Goldman Sachs Group Inc.	6.750%	10/1/37	976	977
Diversified Financial Services—2.7%
General Electric Capital Corp.	7.625%	12/10/14	3,200 NZD	2,371
Svensk Exportkredit AB	7.625%	6/30/14	3,290 NZD	2,483
Food and Staples Retailing—1.0%
Wal-Mart Stores Inc.	6.500%	8/15/37	1,715	1,780
Food Products—1.0%
Kraft Foods Inc.	7.000%	8/11/37	1,830	1,920
Media—1.6%
Comcast Corp.	6.450%	3/15/37	335	331
Comcast Corp.	6.950%	8/15/37	1,750	1,837
Viacom Inc.	6.875%	4/30/36	690	687

Total Corporate Bonds and Notes (Cost—$12,202)				12,386
Mortgage-Backed Securities—2.2%

Fixed Rate Securities—2.2%
Wells Fargo Mortgage Backed Securities Trust 2007-11 A36	6.000%	8/25/37	4,220	4,089

Total Mortgage-Backed Securities (Cost—$4,099)				4,089
Total Long-Term Securities (Cost—$167,326)				173,199
Short-Term Securities—2.9%
Repurchase Agreements—2.9%
Bank of America 4.75%, dated 9/28/07, to be repurchased at $2,592 on 10/1/07 (Collateral: $2,570 Fannie Mae notes 4.875%, due 5/18/12, value $2,640)			2,591	2,591

5

Semi-Annual Report to Shareholders

Portfolio of Investments—Continued

Global Opportunities Bond Fund—Continued

	PAR†	VALUE
Short-Term Securities—Continued
Repurchase Agreements—Continued

Goldman Sachs & Co. 5%, dated 9/28/07, to be repurchased at $2,592 on 10/1/07 (Collateral: $2,677 Fannie Mae mortgage-backed securities, 5.50%, due 2/1/35, value $2,641)	$2,591	$2,591

Total Short-Term Securities (Cost—$5,182)		5,182
Total Investments—98.0% (Cost—$172,508)D		178,381
Other Assets Less Liabilities—2.0%		3,649

Net Assets—100.0%		$182,030

A	Zero coupon bond—A bond with no periodic interest payments which is sold at such a discount as to produce a current yield to maturity.
B	Yankee Bond—A dollar-denominated bond issued in the U.S. by foreign entities.
C

Rule 144a Security—A security purchased pursuant to Rule 144a under the Securities Act of 1933 which may not be resold subject to that rule except to qualified institutional buyers. These securities, which the Fund’s investment adviser has determined to be liquid, represent 0.4% of net assets.

D

Aggregate cost for federal income tax purposes is substantially the same as book cost. At September 30, 2007, the aggregate gross unrealized appreciation and depreciation of investments for federal income tax purposes were substantially as follows:

Gross unrealized appreciation	$5,942
Gross unrealized depreciation	(69)

Net unrealized appreciation	$5,873

†	Securities are denominated in U.S. Dollars, unless otherwise noted.

AUD—Australian Dollar

BRL—Brazilian Real

CAD—Canadian Dollar

GBP—Great British Pound

IDR—Indonesian Rupiah

MXN—Mexican Peso

MYR—Malaysian Ringgit

NOK—Norwegian Krone

NZD—New Zealand Dollar

PLN—Polish Zloty

SEK—Swedish Krona

SGD—Singapore Dollar

ZAR—South African Rand

See notes to financial statements.

6

Semi-Annual Report to Shareholders

Statement of Assets and Liabilities

September 30, 2007 (Unaudited)

(Amounts in Thousands)

Global Opportunities Bond Fund

Assets:
Investment securities at market value (Cost—$167,326)		$173,199
Short-term securities at value (Cost—$5,182)		5,182
Cash		2
Foreign currency at value (Cost—$313)		328
Receivable for fund shares sold		44,965
Receivable for securities sold		983
Interest receivable		2,857
Unrealized appreciation of forward foreign currency contracts		733

Total assets		228,249

Liabilities:
Payable for securities purchased	$45,866
Income distribution payable	202
Accrued management fee	37
Unrealized depreciation of forward currency contracts	22
Accrued expenses	92

Total liabilities		46,219

Net Assets		$182,030

Net assets consist of:
Accumulated paid-in-capital		$177,713
Overdistributed net investment income		(322)
Accumulated net realized loss on investments and foreign currency transactions		(1,599)
Unrealized appreciation of investments and foreign currency translations		6,238

Net Assets		$182,030

Net Asset Value Per Share:
Institutional Class (17,643 shares outstanding)		$10.32

See notes to financial statements.

7

Semi-Annual Report to Shareholders

Statement of Operations

For the Six Months Ended September 30, 2007 (Unaudited)

(Amounts in Thousands)

Global Opportunities Bond Fund

Investment Income:
Interest		$2,942

Expenses:
Management fees	$272
Audit and legal fees	41
Custodian fees	49
Directors’ fees and expenses	15
Registration fees	11
Reports to shareholders	16
Transfer agent and shareholder servicing expense:
Institutional Class	9
Other expenses	9

	422
Less: Fees waived	(67)
Compensating balance credits	(1)
Interest Expense	5

Net Expenses		359

Net Investment Income		2,583

Net Realized and Unrealized Gain/(Loss) on Investments:
Net realized gain/(loss) on:
Investments	(796)
Foreign currency transactions	(716)

		(1,512)
Change in unrealized appreciation/depreciation of:
Investments and foreign currency transactions	5,220
Assets and liabilities denominated in foreign currencies	1,258

		6,479

Net Realized and Unrealized Gain on Investments		4,967

Change in Net Assets Resulting From Operations		$7,550

See notes to financial statements.

8

Semi-Annual Report to Shareholders

Statement of Changes in Net Assets

(Amounts in Thousands)

Global Opportunities Bond Fund

	FOR THE SIX MONTHS ENDED SEPTEMBER 30, 2007	FOR THE PERIOD ENDED MARCH 31, 2007A
Change in Net Assets:	(Unaudited)
Net investment income	$2,583	$1,013
Net realized loss	(1,512)	(334)
Change in unrealized appreciation/depreciation	6,479	(241)

Change in net assets resulting from operations	7,550	438
Distributions to shareholders from:
Net investment income:
Institutional Class	(2,658)	(1,013)
Change in net assets from fund share transactions:
Institutional Class	84,583	93,130

Change in net assets	89,475	92,555

Net Assets:
Beginning of period	92,555	—

End of period	$182,030	$92,555

Overdistributions of net investment income	$(322)	$(247)

A	For the period November 1, 2006 (commencement of operations) to March 31, 2007.

See notes to financial statements.

9

Semi-Annual Report to Shareholders

Financial Highlights

Global Opportunities Bond Fund

For a share of each class of capital stock outstanding:

Institutional Class:

	SIX MONTHS ENDED SEPTEMBER 30, 2007		PERIOD ENDED MARCH 31, 2007A
	(Unaudited)
Net asset value, beginning of period	$9.93		$10.00

Investment operations:
Net investment income	.24	B	.18	B
Net realized and unrealized gain/(loss)	.39		(.08)

Total from investment operations	.63		.10

Distributions from:
Net investment income	(.24)		(.17)

Total distributions	(.24)		(.17)

Net asset value, end of period	$10.32		$9.93

Total return	6.47	%C	1.01	%C

Ratios to Average Net Assets:D
Total expenses (including interest expense)	.78	%E	1.58	%E
Expenses (including interest expense) net of waivers, if any	.66	%E	.65	%E
Expenses (including interest expense) net of all reductions	.66	%E	.65	%E
Expenses (excluding interest expense) net of all reductions	.65	%E	.65	%E
Net investment income	4.74	%E	4.34	%E

Supplemental Data:
Portfolio turnover rate	44.5	%C	25.7	%C

Net assets, end of period (in thousands)	$182,030		$92,555

A	For the period November 1, 2006 (commencement of operations) to March 31, 2007.
B	Computed using average daily shares outstanding.
C	Not annualized.
D

Total expenses including interest expense reflects operating expenses prior to any contractual expense waivers and/or compensating balance credits. Expenses including interest expense net of waivers reflects total expenses before compensating balance credits but net of any contractual expense waivers. Expenses including interest expense net of all reductions reflects expenses less any compensating balance credits and/or voluntary expense waivers. Expenses excluding interest expense net of all reductions reflects expenses less interest expense, any compensating balance credits, and/or voluntary expense waivers.

E	Annualized.

See notes to financial statements.

10

Semi-Annual Report to Shareholders

Notes to Financial Statements

(Amounts in Thousands) (Unaudited)

1. Organization and Significant Accounting Policies:

The Legg Mason Charles Street Trust, Inc. (“Corporation”), of which Global Opportunities Bond Fund (“Fund”) is a separate series, is registered under the Investment Company Act of 1940, as amended (“1940 Act”), as an open-end non-diversified management investment company.

The Fund consists of two classes of shares: Institutional Class and Financial Intermediary Class. The Financial Intermediary Class has not commenced operations. The income and expenses of the Fund are allocated proportionately to each class based on daily net assets, except for Rule 12b-1 distribution and service fees, which are charged only on Financial Intermediary Class shares, and transfer agent and shareholder servicing expenses, which are determined separately for each class.

Preparation of the financial statements in accordance with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates. The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements:

Security Valuation

Securities owned by the Fund for which market quotations are readily available are valued at current market value. Securities for which market quotations are not readily available are fair valued pursuant to procedures approved by and under the general oversight of the Board of Directors. In determining fair value, all relevant qualitative and quantitative factors known to the Fund are considered. These factors are subject to change over time and are reviewed periodically. The values assigned to fair value investments are based on available information and do not necessarily represent amounts that might ultimately be realized, since such amounts depend on future developments inherent in long-term investments. Further, because of the inherent uncertainty of fair valuation, those estimated values may differ significantly from the values that would have been used had a ready market of the investments existed, and the differences could be material.

If a security is traded on more than one market, which may include foreign markets, the securities are generally valued on the market considered by the Fund’s adviser to be the primary market. The Fund will value its foreign securities in U.S. dollars on the basis of the then-prevailing exchange rates.

Security Transactions

Security transactions are accounted for as of the trade date. Realized gains and losses from security transactions are reported on an identified cost basis for both financial reporting and federal income tax purposes.

For the period ended September 30, 2007, security transactions (excluding short-term investments) were:

Purchases		Proceeds From Sales
U.S. Gov't Securities	Other	U.S. Gov't Securities	Other
$14,248	$72,055	$19,068	$31,098

Foreign Currency Translation

Assets and liabilities initially expressed in non-U.S. currencies are translated into U.S. dollars using currency exchange rates determined prior to the close of trading on the New York Stock Exchange, usually at 2:00 p.m. Eastern time. Purchases and sales of securities and income and expenses are translated into U.S. dollars at the prevailing market rates on the dates of such transactions. The effects of changes in non-U.S. currency exchange rates on investment securities and other assets and liabilities are included with the net realized and unrealized gain or loss on investment securities.

Repurchase Agreements

The Fund may engage in repurchase agreement transactions. Under the terms of a typical repurchase agreement, a fund takes possession of an underlying debt obligation subject to an obligation of the seller to repurchase, and of the fund to resell, the debt obligation at an agreed-upon price and time, thereby determining the yield during a fund’s holding period. This arrangement

11

Semi-Annual Report to Shareholders

Notes to Financial Statements—Continued

results in a fixed rate of return that is not subject to market fluctuations during the fund’s holding period. The value of the collateral is at all times at least equal to the total amount of the repurchase obligation, including interest. In the event of counterparty default, a fund has the right to use the collateral to satisfy the terms of the repurchase agreement. However, there could be potential loss to the fund in the event the fund is delayed or prevented from exercising its right to dispose of the collateral securities, including the risk of a possible decline in the value of the collateral securities during the period in which the fund seeks to assert its rights. The Fund’s investment adviser reviews the value of the collateral and the creditworthiness of those banks and dealers with which the Fund enters into repurchase agreements to evaluate potential risks.

Options, Futures and Swap Agreements

The current market value of an exchange traded option is the last sale price or, in the absence of a sale, the price obtained by reference to broker-dealer quotations. Futures contracts are valued daily at the settlement price established by the board of trade or exchange on which they are traded. Futures contracts are marked-to-market on a daily basis. As the contract’s value fluctuates, payments known as variation margin are made or received by the Fund each day, depending on the daily fluctuation in the value of the contract. The daily changes in contract value are recorded as unrealized gains or losses, and the Fund recognizes a gain or loss when the contract is closed. Swap agreements are generally priced daily based upon quotations from brokers and the change, if any, is recorded as unrealized appreciation or depreciation.

Investment Income and Distributions to Shareholders

Interest income and expenses are recorded on the accrual basis. Bond premiums and discounts are amortized for financial reporting and federal income tax purposes. Dividend income is recorded on the ex-dividend date. Distributions from net investment income, if available, are determined at the class level and are declared and paid monthly. Distributions from net realized gains, which are calculated at the Fund level, are declared and paid annually in June, if available. An additional distribution may be made in December, to the extent necessary, in order to comply with Federal excise tax requirements. Distributions are determined in accordance with federal income tax regulations, which may differ from those determined in accordance with accounting principles generally accepted in the United States of America. Accordingly, periodic reclassifications are made within the Fund’s capital accounts to reflect income and gains available for distribution under federal income tax regulations.

Compensating Balance Credits

The Fund has an arrangement with its custodian bank, whereby a portion of the custodian’s fee is paid indirectly by credits earned on the Fund’s cash on deposit with the bank. This deposit arrangement is an alternative to purchasing overnight investments.

Credit and Market Risk

Investments in structured securities collateralized by residential real estate mortgages are subject to certain credit and liquidity risks. When market conditions result in an increase in default rates of the underlying mortgages and the foreclosure values of underlying real estate properties are materially below the outstanding amount of these underlying mortgages, collection of accrued interest and principal on these investments may be doubtful. Such market conditions may significantly impair the value of these investments resulting in a lack of correlation between their credit ratings and values.

Other

In the normal course of business, the Fund enters into contracts that provide general indemnifications. The Fund’s maximum exposure under these arrangements is dependent upon claims that may be made against the Fund in the future and, therefore, cannot be estimated; however, based on experience, the risk of material loss from such claims is considered remote.

2. Federal Income Taxes:

It is the Fund’s policy to comply with the federal income and excise tax requirements of the Internal Revenue Code of 1986, as amended, applicable to regulated investment companies. Accordingly, the Fund intends to distribute substantially all of its income and net realized gains on investments, if any, to shareholders each year. Therefore, no federal income tax provision is required in the Fund’s financial statements. Under the applicable foreign tax laws, a withholding tax may be imposed on interest, dividends and capital gains at various rates. Because federal income tax regulations differ from accounting principles generally accepted in the United States of America, income and capital gains distributions determined in accordance with tax regulations may differ from net investment income and realized gains recognized for financial reporting purposes. Accordingly, the character

12

Semi-Annual Report to Shareholders

Notes to Financial Statements—Continued

of distributions and composition of net assets for tax purposes may differ from those reflected in the accompanying financial statements. The amount and character of tax-basis distributions and composition of net assets are finalized at fiscal year-end; accordingly, tax-basis balances have not been determined as of September 30, 2007.

3. Financial Instruments:

Forward Currency Exchange Contracts

As part of its investment program, the Fund may utilize forward currency exchange contracts. The nature and risks of these financial instruments and the reasons for using them are set forth more fully in the Fund’s prospectus and statement of additional information.

Forward foreign currency contracts are marked-to-market daily using forward foreign currency exchange rates supplied by an independent pricing service. The change in a contract’s market value is recorded by a Fund as an unrealized gain or loss. When the contract is closed or delivery is taken, the Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.

The use of forward foreign currency contracts does not eliminate fluctuations in the underlying prices of the Fund’s securities, but it does establish a rate of exchange that can be achieved in the future. These forward foreign currency contracts involve market risk in excess of amounts reflected in the financial statements. Although forward foreign currency contracts used for hedging purposes limit the risk of loss due to a decline in the value of the hedged currency, they also limit any potential gain that might result should the value of the currency increase. In addition, the Fund could be exposed to risks if the counterparties to the contracts are unable to meet the terms of their contracts.

At September 30, 2007, open forward currency exchange contracts (expressed in the contractual currency) were:

Broker	Settlement Date	Contract to				Unrealized Gain/(Loss)
		ReceiveA		DeliverA

Citibank N.A.	10/18/07	JPY	1,684,902	USD	14,122	$594
Citibank N.A.	10/18/07	USD	525	JPY	62,600	(22)
Barclays Bank PLC	5/1/08	TRY	2,498	USD	1,795	139

						$711

JPY—Japanese yen

TRY—Turkish Lira

USD—United States dollar

Options and Futures

As part of its investment program, the Fund may utilize options and futures. Options may be written (sold) or purchased by the Fund. When a Fund purchases a put or call option, the premium paid is recorded as an investment and its value is marked-to-market daily. When a Fund writes a put or call option, an amount equal to the premium received by the Fund is recorded as a liability and its value is marked-to-market daily.

13

Semi-Annual Report to Shareholders

Notes to Financial Statements—Continued

When options, whether written or purchased, expire, are exercised or are closed (by entering into a closing purchase or sale transaction), the Fund realizes a gain or loss as described in the chart below:

Purchased option:	Impact on the Fund:
The option expires	Realize a loss in the amount of the cost of the option.
The option is closed through a closing sale transaction	Realize a gain or loss depending on whether the proceeds from the closing sale transaction are greater or less than the cost of the option.
The Fund exercises a call option	The cost of the security purchased through the exercise of the option will be increased by the premium originally paid to purchase the option.
The Fund exercises a put option	Realize a gain or loss from the sale of the underlying security. The proceeds of that sale will be reduced by the premium originally paid to purchase the put option.

Written option:	Impact on the Fund:
The option expires	Realize a gain equal to the amount of the premium received.
The option is closed through a closing purchase transaction	Realize a gain or loss without regard to any unrealized gain or loss on the underlying security and eliminate the option liability. The Fund will realize a loss in this transaction if the cost of the closing purchase exceeds the premium received when the option was written.
A written call option is exercised by the option purchaser	Realize a gain or loss from the sale of the underlying security. The proceeds of that sale will be increased by the premium originally received when the option was written.
A written put option is exercised by the option purchaser	The amount of the premium originally received will reduce the cost of the security that the Fund purchased when the option was exercised.

The risk associated with purchasing options is limited to the premium originally paid. Options written by the Fund involve, to varying degrees, risk of loss in excess of the option value reflected in the statement of net assets. The risk in writing a covered call option is that the Fund may forgo the opportunity of profit if the market price of the underlying security increases and the option is exercised. The risk in writing a put option is that the Fund may incur a loss if the market price of the underlying security decreases and the option is exercised. In addition, there is the risk the Fund may not be able to enter into a closing transaction because of an illiquid secondary market or, for over-the-counter options, because of the counterparty’s inability to perform.

Upon entering into a futures contract, the Fund is required to deposit with the broker cash or cash equivalents in an amount equal to a certain percentage of the contract amount. This is known as the “initial margin.” Subsequent payments (“variation margin”) are made or received by the Fund each day, depending on the daily fluctuation in the value of the contract. For non-U.S. and foreign denominated futures, payment is not sent daily, but is recorded as a net payable or receivable by the Fund to or from the futures broker, which holds cash collateral from the Fund. The daily changes in contract value are recorded as unrealized gains or losses, and the Fund recognizes a realized gain or loss when the contract is closed. Futures contracts are valued daily at the settlement price established by the board of trade or exchange on which they are traded.

The Fund may enter into futures contracts for various reasons. Futures contracts involve, to varying degrees, risk of loss in excess of the amounts reflected in the financial statements. The change in value of the futures contracts primarily corresponds with the value of the underlying instruments, which may not correlate with changes in interest rates, if applicable. In addition, there is a risk that the Fund may not be able to enter into a closing transaction because of an illiquid secondary market. The nature and risks of these financial instruments and other reasons for using them are set forth more fully in the Fund’s prospectus and statement of additional information.

The Fund had no open futures position as of September 30, 2007.

14

Semi-Annual Report to Shareholders

4. Transactions With Affiliates:

The Fund has an investment management agreement with Legg Mason Fund Adviser, Inc. (“LMFA”). Brandywine Global Investment Management, LLC is the investment adviser to the Fund. LMFA provides the Fund with management services for which the Fund pays a fee, computed daily and payable monthly, at annual rates of the Fund’s average daily net assets. The annual management fee rate is 0.50% of its daily net assets (net of any fee waivers).

Under the terms of the management agreement, LMFA, has contractually agreed to waive its fees and, reimburse other expenses so that the Institutional Class and Financial Intermediary Class’ operating expenses do not exceed the annual rate of 0.65% and 0.90% of the Fund’s average daily net assets attributable to Institutional Class and Financial Intermediary Class shares, respectively, until July 31, 2008. Any amounts waived or reimbursed in a particular fiscal year will be subject to repayment by the Fund to LMFA and Brandywine, to the extent that from time to time during the next three fiscal years the repayment will not cause the Fund’s expenses to exceed the limit set forth by LMFA and Brandywine. Pursuant to this agreement, at September 30, 2007, management and other fees waived or reimbursed in the amount of $67 remain subject to repayment by the Fund.

Brandywine Global Investment Management, LLC (“Brandywine Global”) serves as investment adviser to the Fund and is responsible for the actual investment activity of the Fund. LMFA (not the Fund) pays Brandywine Global a fee computed daily and payable monthly, at an annual rate equal to 90% of the fee LMFA receives from the Fund. Fees paid to Brandywine Global are net of any waivers.

Legg Mason Investor Services, LLC (“LMIS”) serves as the distributor of the Fund. The Rule 12b-1 plan for the Financial Intermediary Class of the Fund provides for payments of distribution and service fees to LMIS at an annual rate of up to 0.40% of the Class’s average daily net assets. The Board of Directors of the Fund has approved payments under this plan of 0.25% of average daily net assets.

LMFA, Brandywine Global and LMIS are wholly owned subsidiaries of Legg Mason, Inc.

Under a Deferred Compensation Plan (the “Plan”), directors may elect to defer receipt of all or a specified portion of their compensation. A participating director may select one or more funds in which his or her deferred director’s fees will be deemed to be invested. Deferred amounts remain in the Fund until distributed in accordance with the Plan.

5. Line of Credit:

The Funds, along with certain other Legg Mason Funds, participate in a $400 million line of credit (“Credit Agreement”) to be used for temporary or emergency purposes. Pursuant to the Credit Agreement, each participating fund is liable only for principal and interest payments related to borrowings made by that fund. Borrowings under the Credit Agreement bear interest at a rate equal to the prevailing federal funds rate plus the federal funds rate margin. For the six months ended September 30, 2007, the Fund had average daily borrowings from the line of credit of $1 over 8 days at an average annual interest rate of 5.64%. As of September 30, 2007 the Fund had no borrowings outstanding.

6. Fund Share Transactions:

At September 30, 2007, there were 500 million shares authorized at $0.001 par value for each of the Institutional and Financial Intermediary Classes of the Fund. No Financial Intermediary Class shares were sold during the period. Institutional Class share transactions were as follows:

	Six Months Ended September 30, 2007		Period Ended March 31, 2007A
	Shares	Amount	Shares	Amount
Institutional Class
Shares sold	9,064	$91,948	9,411	$94,061
Shares issued on reinvestment	165	1,654	54	531
Shares repurchased	(904)	(9,019)	(147)	(1,462)

Net Increase	8,325	$84,583	9,318	$93,130

A	For the period November 1, 2006 (commencement of operations) to March 31, 2007.

15

Semi-Annual Report to Shareholders

Notes to Financial Statements—Continued

7. Recent Accounting Pronouncements

In June 2006, the Financial Accounting Standards Board (“FASB”) issued FASB Interpretation 48 (“FIN 48” or the “Interpretation”), Accounting for Uncertainty in Income Taxes—an interpretation of FASB Statement 109. FIN 48 supplements FASB Statement 109, Accounting for Income Taxes and establishes financial reporting rules regarding recognition, measurement, presentation, and disclosure in its financial statements of tax positions that a fund has taken or expects to take on a tax return. FIN 48 became effective for fiscal periods beginning after December 15, 2006.

On September 20, 2006, the FASB released Statement of Financial Accounting Standards No. 157 “Fair Value Measurements” (“FAS 157”). FAS 157 establishes an authoritative definition of fair value, sets out a framework for measuring fair value, and requires additional disclosures about fair-value measurements. For registered investment companies, the application of FAS 157 is required for fiscal years beginning after November 15, 2007 and interim periods within those fiscal years. At this time, Management is evaluating the implications of FAS 157 and its impact on the financial statements has not yet been determined.

16

Global Opportunities Bond Fund

Investment Manager

Legg Mason Fund Adviser, Inc.

Investment Adviser

Brandywine Global Investment Management, LLC

Philadelphia, PA

Transfer Agent

Boston Financial Data Services

Braintree, MA

Custodian

State Street Bank & Trust Company

Boston, MA

Counsel

Kirkpatrick & Lockhart Preston Gates Ellis LLP

Washington, DC

Independent Registered Public Accounting Firm

PricewaterhouseCoopers LLP

Baltimore, MD

Information about the policies and procedures that Global Opportunities Bond Fund uses to determine how to vote proxies relating to its portfolio securities is contained in the Statement of Additional Information, available without charge upon request by calling 1-888-425-6432 or on the Securities and Exchange Commission’s (“SEC”) website (http://www.sec.gov).

Information regarding how Global Opportunities Bond Fund voted proxies relating to portfolio securities during the most recent period ended June 30 is also available on the SEC’s website or on the Fund’s website at

http://investorservices.leggmason.com/pub/pageserv/bwgobf.

The Fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. You may obtain a free copy of the Fund’s portfolio holdings, as filed on Form N-Q, by contacting the Fund at the appropriate phone number, address or website listed below. Additionally, the Fund’s Form N-Q is available on the SEC’s website or may be reviewed and copied at the SEC’s Public Reference Room in Washington D.C. Information about the operation of the Public Reference Room can be obtained by calling 1-800-SEC-0330.

This report must be preceded or accompanied by a free prospectus. Investors should consider the Fund’s investment objectives, risks, charges, and expenses carefully before investing. The prospectus contains this and other important information about the Fund. For a free prospectus for this or any other Legg Mason-managed funds, call 1-877-515-3863. Please read the prospectus carefully before investing.

Legg Mason Investor Services, LLC, Distributor

A Legg Mason, Inc. subsidiary

100 Light Street

P.O. Box 17635

Baltimore, MD 21297-1635

888-425-6432

TN07–1125/S(11/07)

Item 2.	Code of Ethics.

Not applicable for semiannual reports.

Item 3.	Audit Committee Financial Expert.

Not applicable for semiannual reports.

Item 4.	Principal Accountant Fees and Services.

Not applicable for semiannual reports.

Item 5.	Audit Committee of Listed Registrants.

The Registrant is not a listed issuer as defined in Rule 10A-3 under the Securities Exchange Act of 1934.

Item 6.	Schedule of Investments

The schedule of investments in securities of unaffiliated issuers is included as part of the report to shareholders filed under Item 1 of this Form.

Item 7.	Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8.	Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 9.	Purchases of Equity Securities by Closed-End Management Investment Companies and Affiliated Purchasers.

Not applicable.

Item 10.	Submission of Matters to a Vote of Security Holders.

Not applicable.

Item 11.	Controls and Procedures.

(a) The Registrant’s principal executive and principal financial officers have concluded, based on their evaluation of the effectiveness of the design and operation of the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) as of a date within 90 days of the filing date of this report that the Registrant’s disclosure controls and procedures are effective, and that the disclosure controls and procedures are reasonably designed to ensure that the information required to be disclosed by the Registrant on Form N-CSR is recorded, processed, summarized and reported within the time periods specified in the SEC’s rules and forms and that information required to be disclosed is properly communicated to the Registrant’s management, including its principal executive and principal financial officers, as appropriate, to allow timely decisions regarding the required disclosures.

(b) There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) during the Registrant’s second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 12.	Exhibits.

(a) (1) Not applicable for semiannual reports.

(a) (2) Separate certifications for the Registrant’s principal executive officer and principal financial officer are attached.

(b) Separate certifications for the Registrant’s principal executive officer and principal financial officer are attached.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Legg Mason Charles Street Trust, Inc.

By:	/s/ Mark R. Fetting
Mark R. Fetting

President, Legg Mason Charles Street Trust, Inc.

Date: November 27, 2007

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Mark R. Fetting
Mark R. Fetting
President, Legg Mason Charles Street Trust, Inc.
Date:	November 27, 2007

By:	/s/ Marie K. Karpinski
Marie K. Karpinski

Vice President and Chief Financial Officer, Legg Mason Charles Street Trust, Inc.

Date: November 20, 2007